Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Operating - 2023	$ 164
Short-term - 2023
Finance - 2023
Total lease payments - 2023	164
Operating - 2024	318
Short-term - 2024	0
Finance - 2024	0
Total lease payments - 2024	318
Operating - 2025	293
Short-term - 2025	0
Finance - 2025	0
Total lease payments - 2025	293
Operating - 2026	289
Short-term - 2026	0
Finance - 2026	0
Total lease payments - 2026	289
Operating - 2027 and beyond	447
Short-term - 2027 and beyond	0
Finance - 2027 and beyond	0
Total lease payments - 2027 and beyond	447
Operating - Total future minimum operating lease payments	1,511
Short-term - Total future minimum short-term lease payments
Finance - Total future minimum finance lease payments
Total Lease Payments - Total future minimum lease payments	1,511
Operating - Less effects of discounting	(269)
Short-term - Less effects of discounting	0
Finance - Less effects of discounting
Total Lease Payments - Less effects of discounting	(269)
Operating - Lease liabilities recognized	1,242
Short-term - Lease liabilities recognized	0
Finance - Lease liabilities recognized
Total Lease Payments - Lease liabilities recognized	1,242
Other Liabilities
Operating - Lease liabilities recognized	$ 1,242